SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill
Goodwill	$ 60,482,000				$ 26,214,000				$ 60,482,000	$ 60,482,000	$ 26,214,000
Amortization of intangible assets									600,000
Basic EPS, Income (Numerator)
Income available to common shareholders	29,931,000	23,969,000	44,992,000	27,706,000	40,528,000	28,244,000	34,248,000	25,177,000		126,598,000	128,197,000	92,431,000
Diluted EPS, Income (Numerator)
Income available to common shareholders										126,598,000	128,197,000	92,431,000
Basic EPS, Weighted Average Shares (Denominator)
Number of shares outstanding										21,078	21,020	21,562
Diluted EPS, Weighted Average Shares (Denominator)
Number of shares outstanding										21,434	21,241	21,731
Basic EPS, Per Share Amount
Basic earnings per share (in dollars per share)	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 1.93	$ 1.35	$ 1.63	$ 1.19		$ 6.01	$ 6.10	$ 4.29
Diluted EPS, Per Share Amount
Diluted earnings per share (in dollars per share)	$ 1.39	$ 1.12	$ 2.11	$ 1.30	$ 1.91	$ 1.34	$ 1.61	$ 1.18		$ 5.91	$ 6.04	$ 4.25
Effect of Dilutive Securities, Shares (Denominator)
Stock options (in shares)										356	221	169
COMPREHENSIVE EARNINGS
Tax rate used (as a percent)										35.00%	35.00%	35.00%
Other comprehensive income (loss), tax										11,500,000	10,000,000	33,500,000
Contractors Bonding and Insurance Company
Goodwill
Goodwill	34,300,000								34,300,000	34,300,000
Surety segment
Goodwill
Goodwill	$ 26,200,000				$ 26,200,000				$ 26,200,000	$ 26,200,000	$ 26,200,000